Finite-Lived Intangible Assets (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Oct. 13, 2023
Activision Blizzard, Inc.
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 22,000	$ 21,969